Financial instruments and financial risk factors - Financial instruments subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	$ 28,414	$ 23,779
Less: netting by counterparty	(2,277)	(2,553)
Net amounts presented on the balance sheet	26,137	21,226
Related amounts not set off in the balance sheet
Master netting arrangements	(7,491)	(5,624)
Cash collateral (received) pledged	(544)	(362)
Net asset amount	18,102	15,240
Trade and other receivables
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative assets	14,055	17,832
Less: netting by counterparty	(6,385)	(9,445)
Net amounts presented on the balance sheet	7,670	8,387
Related amounts not set off in the balance sheet
Master netting arrangements	(1,555)	(1,532)
Cash collateral (received) pledged	(170)	(206)
Net asset amount	5,945	6,649
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(26,357)	(25,432)
Less: netting by counterparty	2,277	2,553
Net amounts presented on the balance sheet	(24,080)	(22,879)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	7,491	5,624
Cash collateral (received) pledged	101	294
Net amount	(16,488)	(16,961)
Trade and other payables
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Fair value of derivative liabilities	(17,308)	(20,289)
Less: netting by counterparty	6,385	9,445
Net amounts presented on the balance sheet	(10,923)	(10,844)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Master netting arrangements	1,555	1,532
Cash collateral (received) pledged	8	12
Net amount	$ (9,360)	$ (9,300)